Contingent liabilities and financial commitments - Engle Class Action and Engle Progeny Cases (Florida) - Additional Information (Details)	1 Months Ended		12 Months Ended						36 Months Ended
	Jul. 31, 2020 GBP (£) REPRESENTATIVE	Jul. 31, 2020 USD ($) REPRESENTATIVE	Dec. 31, 2022 GBP (£) CASE REPRESENTATIVE	Dec. 31, 2022 USD ($) CASE REPRESENTATIVE	Dec. 31, 2021 GBP (£) Case	Dec. 31, 2020 GBP (£)	Dec. 31, 2015 GBP (£) CASE	Dec. 31, 2015 USD ($) CASE	Dec. 31, 2022 GBP (£) CASE	Dec. 31, 2022 USD ($) CASE
Disclosure Of Commitments And Contingencies [Line Items]
Master settlement agreement | £			£ 2,387,000,000		£ 2,486,000,000	£ 2,783,000,000
Number of paid judgements cases			11	11
Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Master settlement agreement	£ 120,500,000,000	$ 145,000,000,000
Number of representative in Engle class action awarded | REPRESENTATIVE	3	3
Loss contingency amount of overall damages comprising compensatory damages	£ 10,800,000	$ 13,000,000
Engle class action and Engle Progeny cases Florida
Disclosure Of Commitments And Contingencies [Line Items]
Number of representative in Engle class action awarded | REPRESENTATIVE			3	3
Number of representatives allowed by judgment to stand aside punitive damages award | REPRESENTATIVE			2	2
Members permitted to file description			Putative	Putative
Period of permission to file individual lawsuits			1 year	1 year
Individual lawsuits extended date			Jan. 11, 2008	Jan. 11, 2008
Engle Progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Master settlement agreement									£ 77,000,000	$ 92,934,000
Litigation settlement amount							£ 83,100,000	$ 100,000,000
Number of cases covered by settlement							400	400
Number of cases not covered by settlement							12	12
Number of cases not covered by settlement, filed by different lawyer							2	2
Total number of cases			665	665	1,071
Number of plaintiffs			838	838
Number of cases			5	5
Payment for compensatory and punitive damages			£ 11,000,000	$ 13,200,000
Number of cases for attorneys fees and statutory interest			14	14					14	14
Number of resolution bundles for attorneys fees and statutory interest			3	3					3	3
Amount paid for attorneys fees and statutory interest			£ 44,100,000	$ 53,000,000
Engle Progeny cases | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Total number of trials									31	31
Total bond cap			£ 166,300,000	$ 200,000,000
R J Reynolds Tobacco Company | Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Master settlement agreement	30,200,000,000	36,300,000,000
R J Reynolds Tobacco Company | Engle Progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount							£ 35,300,000	$ 42,500,000
Brown and Williamson Holdings Inc | Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Master settlement agreement	14,600,000,000	17,600,000,000
Lorillard Inc | Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Master settlement agreement	£ 13,600,000,000	$ 16,300,000,000
PM USA | Engle Progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount							35,300,000	42,500,000
Lorillard Tobacco | Engle Progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount							£ 12,500,000	$ 15,000,000